Investments - Changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Investment [Line Items]
Balance at beginning of year	€ 7,588	[1]	€ 6,184		€ 4,836
Acquisitions (disposals) and capital increases (reductions)	(123)		(1,761)		1,893
Changes in the consolidation method (Note 3)	1,368		2,967		(582)
Effect of equity accounting	324		737	[2]	704
Dividends paid and reimbursements of share premium	(407)		(404)		(376)
Exchange differences and other changes	22		(101)		(291)
Balance at end of year	8,772		7,588	[1]	6,184
Wizink Bank, S.A.
Investment [Line Items]
Acquisitions (disposals) and capital increases (reductions)	0		(1,033)		1,017
Allianz Popular, S.L.
Investment [Line Items]
Acquisitions (disposals) and capital increases (reductions)	0		0		438
Effect of equity accounting	30		45		15
Caceis
Investment [Line Items]
Changes in the consolidation method (Note 3)	1,010		0		0
Santander Securities Services Latam Holding, S.L.
Investment [Line Items]
Changes in the consolidation method (Note 3)	349		0		0
Project Quasar Investments 2017, S.L.
Investment [Line Items]
Changes in the consolidation method (Note 3)	0		1,701		0
Effect of equity accounting	(350)		0		0
Metrovacesa, S.A.
Investment [Line Items]
Changes in the consolidation method (Note 3)	€ 0		€ 1,255		€ 0

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).